SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Total assets						$ 2,747,315	$ 21,399,924		$ 16,062,932
Total liabilities						$ 2,420,132	18,851,371		14,962,653
Total operating revenue	$ 136,282	$ 1,061,555	$ 811,343	$ 311,663
Net (loss)/income	21,267	165,664	138,512	(8,102)
Net cash (used in)/generated from operating activities	252,834	1,969,434	4,470,167	1,855,328
Net cash generated from investing activities	(20,548)	(160,057)	(78,052)	(5,145)
Net (decrease)/increase in cash and cash equivalents	374,397	2,916,333	4,435,262	4,027,654
Cash, cash equivalents and restricted cash at beginning of the year	1,538,900	11,987,104	7,551,842	3,524,188
Cash, cash equivalents and restricted cash at end of the year	$ 1,913,297	14,903,437	11,987,104	7,551,842
VIE and its subsidiary
Variable Interest Entity [Line Items]
Total assets							68,480		57,213
Total liabilities							$ 73,271		$ 74,904
Total operating revenue		65,681	68,888	50,020
Net (loss)/income		8,807	21,262	18,458
Net cash (used in)/generated from operating activities		(2,502)	1,664	(4,613)
Net cash generated from investing activities		2,233
Net (decrease)/increase in cash and cash equivalents		(269)	1,664	(4,613)
Cash, cash equivalents and restricted cash at beginning of the year		1,750	86	4,699
Cash, cash equivalents and restricted cash at end of the year		$ 1,481	$ 1,750	$ 86
Registered capital | ¥					¥ 10			¥ 10		¥ 10